Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Included in the Consolidated Balance Sheets at December 31, 2022 were the following balances related to the Covéa Group (in thousands of U.S. dollars):

2022
Reinsurance balances receivable	$3,169
Non-life reserves	$95,013
Life and health reserves	$1,175
Unearned premiums	$571